CURRENT LIABILITIES - Other Liability (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)
Current liabilities
Tenant allowance payable			€ 6.0	$ 9.0
Accretion charge | $		$ 0.1		$ 0.7
Austria
Current liabilities
Tenant allowance paid | €	€ 6.0